12. SEGMENT REPORTING (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Air Industries Machining
Net Sales	$ 11,585,000	$ 10,645,000	$ 23,728,000	$ 20,738,000
Gross Profit	2,193,000	1,878,000	4,439,000	3,635,000
Pre Tax Income	1,098,000	946,000	2,294,000	1,698,000
Assets	27,159,000	28,099,000	27,159,000	28,099,000
Nassau Tool Works
Net Sales	513,000	0	513,000	0
Gross Profit	199,000	0	199,000	0
Pre Tax Income	154,000	0	154,000	0
Assets	13,366,000	0	13,366,000	0
Welding Metallurgy
Net Sales	3,142,000	2,478,000	7,037,000	4,985,000
Gross Profit	1,044,000	694,000	2,069,000	1,396,000
Pre Tax Income	266,000	205,000	854,000	592,000
Assets	8,746,000	7,365,000	8,746,000	7,365,000
Corporate
Net Sales	0	0	0	0
Gross Profit	0	0	0	0
Pre Tax Loss	(836,000)	(635,000)	(1,515,000)	(1,405,000)
Assets	16,860,000	9,856,000	16,860,000	9,856,000
Consolidated
Net Sales	15,240,000	13,123,000	31,278,000	25,723,000	53,745,000	48,601,000
Gross Profit	3,436,000	2,572,000	6,708,000	5,031,000	10,928,000	7,467,000
Pre Tax Income	682,000	516,000	1,787,000	885,000	2,304,000	(3,251,000)
Provision for Taxes	363,000	25,000	648,000	25,000	57,000	0
Net Income	319,000	491,000	1,139,000	860,000	2,247,000	(4,345,000)
Elimination of Assets	(13,860,000)	(9,922,000)	(13,860,000)	(9,922,000)
Assets	$ 52,271,000	$ 35,398,000	$ 52,271,000	$ 35,398,000